Parametric

Volatility Risk Premium — Defensive Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 51.5%

Security	Shares	Value
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc.	13,676	$178,745
L3Harris Technologies, Inc.	9,632	1,865,718
Lockheed Martin Corp.	7,194	2,798,898
Raytheon Technologies Corp.	22,634	1,466,910

		$6,310,271

Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	16,603	$1,188,858

		$1,188,858

Airlines — 0.2%
Alaska Air Group, Inc.	9,786	$318,241
American Airlines Group, Inc.(1)	76,249	915,750

		$1,233,991

Auto Components — 0.0%(2)
BorgWarner, Inc.	10,025	$286,414

		$286,414

Automobiles — 0.1%
Harley-Davidson, Inc.	29,246	$638,440

		$638,440

Banks — 2.1%
Bank of America Corp.	68,855	$1,655,963
Citigroup, Inc.	65,039	3,158,294
Fifth Third Bancorp	70,502	1,317,682
JPMorgan Chase & Co.	66,309	6,349,750
KeyCorp.	118,902	1,385,208
People’s United Financial, Inc.	92,737	1,176,833
Regions Financial Corp.	69,822	750,586
Wells Fargo & Co.	12,090	351,215

		$16,145,531

Beverages — 1.1%
Brown-Forman Corp., Class B	16,094	$1,001,047
Coca-Cola Co. (The)	82,408	3,781,703
PepsiCo, Inc.	32,059	4,241,085

		$9,023,835

Biotechnology — 1.1%
AbbVie, Inc.	30,102	$2,474,384
Amgen, Inc.	12,518	2,994,556
Gilead Sciences, Inc.	34,423	2,891,532

		$8,360,472

Security	Shares	Value
Building Products — 0.2%
A.O. Smith Corp.	17,325	$734,233
Allegion PLC	1,855	186,502
Carrier Global Corp.(3)	22,634	400,848

		$1,321,583

Capital Markets — 1.3%
Ameriprise Financial, Inc.	9,372	$1,077,218
Cboe Global Markets, Inc.	7,524	747,735
E*TRADE Financial Corp.	14,615	593,515
Franklin Resources, Inc.	4,557	85,854
Invesco Ltd.	58,717	506,140
MarketAxess Holdings, Inc.	1,987	904,105
MSCI, Inc.	3,999	1,307,673
Nasdaq, Inc.	12,483	1,369,011
S&P Global, Inc.	7,673	2,247,268
State Street Corp.	24,132	1,521,281

		$10,359,800

Chemicals — 0.8%
CF Industries Holdings, Inc.	9,837	$270,518
FMC Corp.	9,432	866,801
International Flavors & Fragrances, Inc.	3,605	472,363
Linde PLC	15,588	2,868,036
Sherwin-Williams Co. (The)	3,674	1,970,623

		$6,448,341

Commercial Services & Supplies — 0.2%
Republic Services, Inc.	18,746	$1,468,562

		$1,468,562

Communications Equipment — 0.4%
Arista Networks, Inc.(3)	3,007	$659,435
Cisco Systems, Inc.	33,676	1,427,189
Juniper Networks, Inc.	34,915	754,164

		$2,840,788

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	7,050	$583,388
Quanta Services, Inc.	2,387	86,791

		$670,179

Security	Shares	Value
Consumer Finance — 0.1%
Synchrony Financial	28,908	$572,089

		$572,089

Containers & Packaging — 0.2%
Avery Dennison Corp.	2,062	$227,624
Packaging Corp. of America	11,086	1,071,462
Sealed Air Corp.	7,778	222,373

		$1,521,459

Distributors — 0.1%
LKQ Corp.(3)	45,122	$1,179,940

		$1,179,940

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(3)	39,671	$7,432,759

		$7,432,759

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	151,456	$4,614,864
Verizon Communications, Inc.	71,867	4,128,759

		$8,743,623

Electric Utilities — 0.9%
Alliant Energy Corp.	26,901	$1,306,044
Entergy Corp.	15,373	1,468,275
Evergy, Inc.	23,197	1,355,401
NextEra Energy, Inc.	9,168	2,118,908
NRG Energy, Inc.	9,187	308,040
Pinnacle West Capital Corp.	8,179	629,701

		$7,186,369

Electrical Equipment — 0.2%
Eaton Corp. PLC	21,985	$1,835,748

		$1,835,748

Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity, Ltd.	19,725	$1,448,999

		$1,448,999

Energy Equipment & Services — 0.1%
Helmerich & Payne, Inc.	4,182	$82,678
National Oilwell Varco, Inc.	28,017	354,135

		$436,813

Security	Shares	Value
Entertainment — 0.8%
Netflix, Inc.(3)	10,391	$4,362,661
Walt Disney Co. (The)	14,733	1,593,374

		$5,956,035

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	9,694	$1,522,830
American Tower Corp.	10,845	2,581,110
Duke Realty Corp.	28,306	982,218
Essex Property Trust, Inc.	5,445	1,329,125
Extra Space Storage, Inc.	14,773	1,303,570
Healthpeak Properties, Inc.	48,231	1,260,758
Mid-America Apartment Communities, Inc.	7,543	844,213
Public Storage	8,027	1,488,607

		$11,312,431

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	2,353	$712,959
Kroger Co. (The)	40,315	1,274,357
Walmart, Inc.	33,520	4,074,356

		$6,061,672

Food Products — 0.7%
Campbell Soup Co.	12,740	$636,745
Conagra Brands, Inc.	39,326	1,315,062
Hormel Foods Corp.(1)	18,791	880,358
JM Smucker Co. (The)	9,735	1,118,649
McCormick & Co., Inc.	7,916	1,241,545

		$5,192,359

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	24,774	$2,281,438
Boston Scientific Corp.(3)	48,815	1,829,586
Cooper Cos., Inc. (The)	3,385	970,479
Danaher Corp.	18,697	3,056,212
DENTSPLY SIRONA, Inc.	10,329	438,363
IDEXX Laboratories, Inc.(3)	3,187	884,711
Intuitive Surgical, Inc.(3)	3,746	1,913,756
Medtronic PLC	32,516	3,174,537

		$14,549,082

Health Care Providers & Services — 1.6%
AmerisourceBergen Corp., Class A	8,377	$751,082
Cardinal Health, Inc.	14,182	701,725
Centene Corp.(3)	23,651	1,574,684
DaVita, Inc.(3)	16,533	1,306,272
Quest Diagnostics, Inc.	11,628	1,280,359
UnitedHealth Group, Inc.	20,822	6,089,810
Universal Health Services, Inc., Class B	5,969	630,864

		$12,334,796

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	18,086	$3,392,210
Royal Caribbean Cruises, Ltd.	6,509	304,426
Starbucks Corp.	24,463	1,877,046
Wynn Resorts, Ltd.	9,982	853,761

		$6,427,443

Household Durables — 0.3%
Leggett & Platt, Inc.	32,209	$1,131,502
Lennar Corp., Class A	19,110	956,838

		$2,088,340

Household Products — 1.0%
Clorox Co. (The)	7,284	$1,358,029
Procter & Gamble Co. (The)	52,830	6,227,072

		$7,585,101

Industrial Conglomerates — 0.8%
3M Co.	9,883	$1,501,425
General Electric Co.	295,286	2,007,945
Honeywell International, Inc.	20,027	2,841,831

		$6,351,201

Insurance — 0.9%
Aflac, Inc.	44,847	$1,670,102
Arthur J. Gallagher & Co.	15,699	1,232,371
Assurant, Inc.	4,573	485,836
Everest Re Group, Ltd.	1,387	240,131
Globe Life, Inc.	13,499	1,111,508
Progressive Corp. (The)	25,032	1,934,974
Unum Group	25,655	447,680

		$7,122,602

Interactive Media & Services — 3.0%
Alphabet, Inc., Class A(3)	6,312	$8,500,371
Alphabet, Inc., Class C(3)	5,988	8,075,776
Facebook, Inc., Class A(3)	35,886	7,346,223

		$23,922,370

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.(3)	7,041	$17,419,434
eBay, Inc.	39,358	1,567,629
Expedia Group, Inc.	11,544	819,393

		$19,806,456

Security	Shares	Value
IT Services — 2.9%
Accenture PLC, Class A	12,806	$2,371,543
Global Payments, Inc.	10,960	1,819,579
International Business Machines Corp.	22,694	2,849,459
Mastercard, Inc., Class A	18,297	5,031,126
PayPal Holdings, Inc.(3)	28,847	3,548,181
Visa, Inc., Class A	36,088	6,449,647
Western Union Co. (The)	34,757	662,816

		$22,732,351

Life Sciences Tools & Services — 0.6%
IQVIA Holdings, Inc.(3)	10,609	$1,512,737
Thermo Fisher Scientific, Inc.	9,413	3,150,343

		$4,663,080

Machinery — 0.5%
Otis Worldwide Corp.(3)	11,317	$576,149
PACCAR, Inc.	23,244	1,609,182
Stanley Black & Decker, Inc.	12,715	1,401,193

		$3,586,524

Media — 0.6%
Comcast Corp., Class A	34,693	$1,305,498
Discovery, Inc., Class A(1)(3)	6,335	142,031
DISH Network Corp., Class A(3)	33,067	827,171
Fox Corp., Class B(3)	9,291	237,478
Omnicom Group, Inc.	9,777	557,582
ViacomCBS, Inc., Class B	93,433	1,612,653

		$4,682,413

Metals & Mining — 0.2%
Arconic Corp.(3)	3,419	$29,814
Freeport-McMoRan, Inc.	139,835	1,234,743

		$1,264,557

Multi-Utilities — 0.6%
CMS Energy Corp.	23,516	$1,342,528
Dominion Energy, Inc.	28,792	2,220,727
NiSource, Inc.	17,689	444,171
WEC Energy Group, Inc.	11,345	1,027,290

		$5,034,716

Multiline Retail — 0.1%
Kohl’s Corp.	15,222	$280,998
Nordstrom, Inc.(1)	24,205	454,570

		$735,568

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.5%
Apache Corp.(1)	43,582	$570,053
Cabot Oil & Gas Corp.	10,086	218,059
Chevron Corp.	27,998	2,575,816
Devon Energy Corp.	101,171	1,261,603
Exxon Mobil Corp.	98,549	4,579,572
HollyFrontier Corp.	7,700	254,408
Marathon Oil Corp.	122,678	750,789
Occidental Petroleum Corp.	35,602	590,993
ONEOK, Inc.	38,068	1,139,375

		$11,940,668

Personal Products — 0.0%(2)
Coty, Inc., Class A	24,310	$132,490

		$132,490

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	45,913	$2,791,969
Eli Lilly & Co.	15,426	2,385,477
Johnson & Johnson	53,312	7,998,932
Merck & Co., Inc.	52,480	4,163,763
Mylan NV(3)	25,284	424,013
Perrigo Co. PLC	6,602	351,887
Pfizer, Inc.	112,637	4,320,755

		$22,436,796

Professional Services — 0.2%
Verisk Analytics, Inc.	10,350	$1,581,791

		$1,581,791

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	12,343	$1,248,124
Union Pacific Corp.	19,179	3,064,613

		$4,312,737

Semiconductors & Semiconductor Equipment — 2.5%
Broadcom, Inc.	8,965	$2,435,073
Intel Corp.	91,857	5,509,583
KLA Corp.	7,797	1,279,410
Lam Research Corp.	2,967	757,416
NVIDIA Corp.	11,562	3,379,341
Qorvo, Inc.(3)	15,554	1,524,759
QUALCOMM, Inc.	19,654	1,546,180
Texas Instruments, Inc.	24,365	2,828,045

		$19,259,807

Software — 4.7%
Adobe, Inc.(3)	11,521	$4,074,286
Intuit, Inc.	7,296	1,968,534
Microsoft Corp.	134,362	24,079,014
Oracle Corp.	57,397	3,040,319
salesforce.com, Inc.(3)	22,678	3,672,702

		$36,834,855

Security	Shares	Value
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	8,733	$1,055,907
Home Depot, Inc. (The)	24,025	5,281,416
L Brands, Inc.	26,068	309,949
Ross Stores, Inc.	17,590	1,607,022

		$8,254,294

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	76,005	$22,330,269

		$22,330,269

Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings, Ltd.(3)	21,277	$324,474
NIKE, Inc., Class B	32,056	2,794,642
Under Armour, Inc., Class A(3)	27,573	287,311
Under Armour, Inc., Class C(3)	25,637	237,655

		$3,644,082

Tobacco — 0.2%
Philip Morris International, Inc.	22,847	$1,704,386

		$1,704,386

Trading Companies & Distributors — 0.2%
Fastenal Co.	24,668	$893,475
United Rentals, Inc.(3)	1,426	183,241
W.W. Grainger, Inc.	1,867	514,508

		$1,591,224

Water Utilities — 0.2%
American Water Works Co., Inc.	10,325	$1,256,449

		$1,256,449

Total Common Stocks (identified cost $345,253,719)		$403,343,809

Short-Term Investments — 58.1%

U.S. Treasury Obligations — 46.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 6/18/20(4)	$28,890	$28,886,726
0.00%, 7/16/20(4)	43,549	43,540,196
0.00%, 9/10/20	20,350	20,341,792
0.00%, 9/24/20	13,260	13,253,681
0.00%, 10/8/20(1)	27,810	27,796,713
0.00%, 12/3/20(1)	17,275	17,262,303
0.00%, 12/31/20(1)	43,870	43,830,974
0.00%, 1/28/21	10,876	10,863,982
0.00%, 2/25/21	12,870	12,854,181
0.00%, 4/22/21	16,500	16,475,117

		$235,105,665

U.S. Treasury Notes:
1.50%, 6/15/20(1)	$30,988	$31,041,696
1.50%, 8/15/20	11,600	11,647,465
2.625%, 8/31/20(1)	26,350	26,569,240
1.375%, 9/15/20	30,250	30,395,342
1.375%, 10/31/20(4)	31,000	31,195,566

		$130,849,309

Total U.S. Treasury Obligations (identified cost $364,181,284)		$365,954,974

Other — 11.4%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.47%(5)	26,357,002	$26,357,002
State Street Navigator Securities Lending Government Money Market Portfolio, 0.19%(6)	63,523,462	63,523,462

Total Other (identified cost $89,874,518)		$89,880,464

Total Short-Term Investments (identified cost $454,055,802)		$455,835,438

Total Investments — 109.6% (identified cost $799,309,521)	$859,179,247

Total Written Options — (1.1)% (premiums received $6,717,692)	$(8,532,905)

Other Assets, Less Liabilities — (8.5)%	$(67,030,136)

Net Assets — 100.0%	$783,616,206

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at April 30, 2020. The aggregate market value of securities on loan at April 30, 2020 was $112,902,104 and the total market value of the collateral received by the Fund was $115,657,883, comprised of cash of $63,523,462 and U.S. government and/or agencies securities of $52,134,421.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)	Security (or a portion thereof) has been pledged as collateral for written options.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

Written Call Options — (0.9)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	58	$16,892,094	$2,685	5/1/20	$(1,304,420)
S&P 500 Index	58	16,892,094	2,710	5/1/20	(1,157,970)
S&P 500 Index	117	34,075,431	2,800	5/4/20	(1,336,725)
S&P 500 Index	117	34,075,431	2,950	5/6/20	(245,115)
S&P 500 Index	59	17,183,337	2,840	5/8/20	(556,370)
S&P 500 Index	58	16,892,094	2,850	5/8/20	(509,240)
S&P 500 Index	59	17,183,337	3,000	5/11/20	(83,190)
S&P 500 Index	59	17,183,337	3,050	5/11/20	(31,565)
S&P 500 Index	57	16,600,851	2,980	5/13/20	(145,350)
S&P 500 Index	57	16,600,851	3,000	5/13/20	(106,305)
S&P 500 Index	56	16,309,608	3,035	5/15/20	(78,400)
S&P 500 Index	57	16,600,851	3,050	5/15/20	(62,985)
S&P 500 Index	113	32,910,459	3,050	5/18/20	(144,075)
S&P 500 Index	114	33,201,702	3,000	5/20/20	(339,150)
S&P 500 Index	114	33,201,702	2,980	5/22/20	(479,370)
S&P 500 Index	108	31,454,244	3,025	5/26/20	(295,920)
S&P 500 Index	114	33,201,702	3,075	5/27/20	(176,700)

Total					$(7,052,850)

Written Put Options — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	55	$16,018,365	$2,500	5/11/20	$(14,300)
S&P 500 Index	54	15,727,122	2,510	5/11/20	(14,985)
S&P 500 Index	56	16,309,608	2,500	5/13/20	(26,600)
S&P 500 Index	56	16,309,608	2,530	5/13/20	(31,920)
S&P 500 Index	58	16,892,094	2,575	5/15/20	(64,380)
S&P 500 Index	57	16,600,851	2,595	5/15/20	(70,680)
S&P 500 Index	55	16,018,365	2,580	5/18/20	(72,600)
S&P 500 Index	56	16,309,608	2,590	5/18/20	(77,560)
S&P 500 Index	119	34,657,917	2,500	5/20/20	(128,520)
S&P 500 Index	123	35,822,889	2,530	5/22/20	(185,730)
S&P 500 Index	114	33,201,702	2,650	5/26/20	(329,460)
S&P 500 Index	117	34,075,431	2,710	5/27/20	(463,320)

Total					$(1,480,055)

At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $26,357,002, which represents 3.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,875,469	$147,178,966	$(130,689,468)	$(13,657)	$5,692	$26,357,002	$39,421	26,357,002

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$403,343,809 *	$—	$—	$403,343,809
Short-Term Investments —
U.S. Treasury Obligations	—	365,954,974	—	365,954,974
Other	63,523,462	26,357,002	—	89,880,464
Total Investments	$466,867,271	$392,311,976	$—	$859,179,247

Liability Description
Written Call Options	$(7,052,850)	$—	$—	$(7,052,850)
Written Put Options	(1,480,055)	—	—	(1,480,055)
Total	$(8,532,905)	$—	$—	$(8,532,905)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.